Acquisitions - Additional Information (Detail) (USD $)			1 Months Ended			6 Months Ended	1 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	May 01, 2012 Business Acquisition East Texas	Apr. 30, 2012 Business Acquisition Anadarko	Apr. 03, 2012 Business Acquisition Anadarko	Jun. 30, 2012 Business Acquisition Anadarko	Jun. 21, 2012 Business Acquisition BP	Mar. 30, 2012 Business Acquisition BP	Jun. 30, 2012 Business Acquisition BP	Jun. 30, 2012 Business Acquisition Various	Dec. 31, 2011 Business Acquisition Various	Jun. 01, 2011 Business Acquisition Panther	Dec. 31, 2011 Business Acquisition Panther	May 11, 2011 Business Acquisition Williston Basin	Apr. 05, 2011 Business Acquisition SandRidge	Dec. 31, 2011 Business Acquisition SandRidge	Mar. 31, 2011 Business Acquisition Concho	Dec. 31, 2011 Business Acquisition Concho
Business Acquisition [Line Items]
Total consideration transferred			$ 168,000,000					$ 1,170,000,000		$ 67,000,000	$ 38,000,000	$ 224,000,000	$ 223,000,000	$ 153,000,000	$ 239,000,000	$ 239,000,000	$ 192,000,000	$ 194,000,000
Acquisition closing date			May 1, 2012	April 3, 2012				March 30, 2012				June 1, 2011	June 1, 2011	May 2, 2011 and May 11, 2011	April 1, 2011 and April 5, 2011	April 1, 2011, and April 5, 2011	March 31, 2011	March 31, 2011
Joint venture interest acquired					23.00%
Future funding of joint venture agreement					400,000,000
Business acquisitions - Net assets acquired	1,402,192,000	1,501,483,000			392,000,000
Imputed discount on future funding of joint venture					8,000,000
Future funding commitment of joint venture consideration transferred						54,000,000
Business acquisitions - current liabilities assumed					195,000,000
Business acquisitions - non-current liabilities assumed	196,600,000				197,000,000
Execution date of acquisition purchase and sale agreement							2012-06-21
Acquisition contract price							1,030,000,000
Business acquisition amount of cash deposit									308,000,000
Amount of cash paid to acquire the entity																	194,000,000	196,000,000
Amount of receivable recorded																	$ 2,000,000	$ 2,000,000